Net loss per share - Schedule of Securities Excluded From Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	4,690,269	8,318,265	4,690,269	8,318,265	8,942,132	9,149,391
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	4,636,560	7,638,393	4,636,560	7,638,393	8,514,381	8,963,945
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	46,250	603,000	46,250	603,000	378,500	132,000
Shares issuable under 2020 ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	7,459	76,872	7,459	76,872	49,251	53,446